Receivable Due from Disposal of Discontinued Operations (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Receivable Due from Disposal of Discontinued Operations [Abstract]
Receivable due from disposal of discontinued operations	$ 700,000	$ 300,000